Provisions (Tables)	6 Months Ended
Feb. 28, 2021
Provisions [Abstract]
Schedule Of Provisions
	Asset
	retirement	Restructuring
	obligations	(1)(2)	Other	Total
	$	$	$	$
Balance as at August 31, 2020	79	13	89	181
Additions	-	13	9	22
Accretion	1	-	-	1
Reversal	-	-	(3)	(3)
Payments	-	(24)	-	(24)
Balance as at February 28, 2021	80	2	95	177

Current	-	13	88	101
Long-term	79	-	1	80
Balance as at August 31, 2020	79	13	89	181

Current	-	2	95	97
Long-term	80	-	-	80
Balance as at February 28, 2021	80	2	95	177

(1)During fiscal 2018 the Company offered a voluntary departure program to a group of eligible employees as part of a total business transformation initiative and in fiscal 2020 restructured certain operations within the Wireline segment and announced a realignment of the senior leadership team. A total of $12 has been paid in fiscal 2021 relating to these initiatives. The remaining costs are expected to be paid out within the next 11 months.

(2)During fiscal 2021, the Company made a number of changes to its organizational structure in an effort to streamline the business, consolidate certain functions, and reduce redundancies between the Wireless and Wireline segments. In connection with the restructuring, the Company recorded $1 in the second quarter and $12 in the first quarter primarily related to severance and employee related costs, of which $12 has been paid as at February 28, 2021. The remaining costs are expected to be paid within the next 11 months.